Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 03, 2023
MSCI EAFE Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	$ 11,963	$ 12,159	$ 11,705	$ 12,013	$ 11,631	$ 11,422	$ 11,356	$ 10,783	$ 9,867	$ 10,000
Russell 3000 Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	12,936	12,547	11,981	12,533	12,141	11,518	11,391	10,818	9,895	10,000
Russell 1000 Index (Regulatory Benchmark)
Account Value [Line Items]
Account Value	12,988	12,572	12,007	12,540	12,151	11,528	11,370	10,835	9,910	10,000
MSCI EAFE Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	11,665	11,999	11,544	11,663	11,176	11,156	11,163	10,643	9,862	10,000
Russell 2500 Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	11,943	12,188	11,696	12,480	11,894	11,436	11,766	10,649	9,763	10,000
Russell 1000 Value Index (Performance Benchmark)
Account Value [Line Items]
Account Value	$ 11,934	$ 12,047	$ 11,677	$ 12,198	$ 11,617	$ 11,204	$ 11,193	$ 10,605	$ 9,861	$ 10,000